UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Gateway Advisory LLC
Address: 900 South Avenue West
         Westfield, NJ  07090

13F File Number:  028-14125

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Glenn Blachman
Title:     Managing Member/Chief Compliance Officer
Phone:     877-303-9580

Signature, Place, and Date of Signing:

 /s/ Glenn Blachman     Westfield, NJ     May 02, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    39

Form 13F Information Table Value Total:    $127,052 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARMOUR RESIDENTIAL REIT INC    COM              042315101      174    25850 SH       SOLE                    25850        0        0
AT&T INC                       COM              00206R102      340    10883 SH       SOLE                    10883        0        0
BANK OF AMERICA CORPORATION    COM              060505104      121    12646 SH       SOLE                    12646        0        0
BARCLAYS BK PLC                IPTH PURE BRD    06740P114     1103    24320 SH       SOLE                    24320        0        0
BEST BUY INC                   COM              086516101      213     9000 SH       SOLE                     9000        0        0
EXXON MOBIL CORP               COM              30231G102      367     4229 SH       SOLE                     4229        0        0
FIRST TR S&P REIT INDEX FD     COM              33734G108     4574   266868 SH       SOLE                   266868        0        0
GENERAL ELECTRIC CO            COM              369604103      227    11289 SH       SOLE                    11289        0        0
HUDSON CITY BANCORP            COM              443683107       81    11209 SH       SOLE                    11209        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      419     3447 SH       SOLE                     3447        0        0
ISHARES GOLD TRUST             ISHARES          464285105      845    51951 SH       SOLE                    51951        0        0
ISHARES TR                     BARCLY USAGG B   464287226     4837    44035 SH       SOLE                    44035        0        0
ISHARES TR                     IBOXX INV CPBD   464287242     1557    13464 SH       SOLE                    13464        0        0
ISHARES TR                     S&P NTL AMTFREE  464288414     2237    20445 SH       SOLE                    20445        0        0
ISHARES TR                     BARCLYS 1-3YR CR 464288646    15000   145127 SH       SOLE                   145127        0        0
ISHARES TR                     BARCLYS SH TREA  464288679     3016    27375 SH       SOLE                    27375        0        0
JOHNSON & JOHNSON              COM              478160104     1274    19322 SH       SOLE                    19322        0        0
MERCK & CO INC NEW             COM              58933Y105     1060    27593 SH       SOLE                    27593        0        0
PIMCO ETF TR                   1-5 US TIP IDX   72201R205     3866    71505 SH       SOLE                    71505        0        0
PIMCO ETF TR                   BROAD US TIPS    72201R403     1236    21080 SH       SOLE                    21080        0        0
PIMCO ETF TR                   INTER MUN BD ST  72201R866    11894   223531 SH       SOLE                   223531        0        0
POWERSHARES GLOBAL ETF TRUST   WK VRDO TX FR    73936T433     5105   204306 SH       SOLE                   204306        0        0
REGIONS FINANCIAL CORP NEW     COM              7591EP100       66    10000 SH       SOLE                    10000        0        0
RYDEX ETF TRUST                GUG S&P500 EQ WT 78355W106    12843   247600 SH       SOLE                   247600        0        0
RYDEX ETF TRUST                GUG RUSS MCP EQL 78355W577     1172    33975 SH       SOLE                    33975        0        0
SCHWAB STRATEGIC TR            US BRD MKT ETF   808524102     7109   209581 SH       SOLE                   209581        0        0
SCHWAB STRATEGIC TR            US MID-CAP ETF   808524508     1405    51547 SH       SOLE                    51547        0        0
SCHWAB STRATEGIC TR            US SML CAP ETF   808524607     1442    38898 SH       SOLE                    38898        0        0
SCHWAB STRATEGIC TR            EMRG MKTEQ ETF   808524706     1493    57919 SH       SOLE                    57919        0        0
SCHWAB STRATEGIC TR            US REIT ETF      808524847     1330    44932 SH       SOLE                    44932        0        0
SCHWAB STRATEGIC TR            US TIPS ETF      808524870     1105    19757 SH       SOLE                    19757        0        0
SIRIUS XM RADIO INC            COM              82967N108       35    15400 SH       SOLE                    15400        0        0
SPDR SERIES TRUST              BRCLYS YLD ETF   78464A417     3271    83085 SH       SOLE                    83085        0        0
SPDR SERIES TRUST              NUVN BR SHT MUNI 78464A425    23491   963931 SH       SOLE                   963931        0        0
SPDR SERIES TRUST              DB INT GVT ETF   78464A490     3129    51756 SH       SOLE                    51756        0        0
SPDR SERIES TRUST              S&P 600 SML CAP  78464A813     4450    60270 SH       SOLE                    60270        0        0
SPDR SERIES TRUST              DJ MID CAP ETF   78464A847     4461    68110 SH       SOLE                    68110        0        0
UNITED PARCEL SERVICE INC      CL B             911312106      365     4524 SH       SOLE                     4524        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104      339     8870 SH       SOLE                     8870        0        0
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